CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash	$ 3,407	$ 1,628	$ 1,837	$ 992
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,263	1,034
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,583	129
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 561	$ 465